Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common stock, par value $0.001 per share	Additional Paid-in Capital	Accumulated Deficit	Total Great Elm Group Inc. Stockholders' Equity	Non-controlling Interest
Beginning balance at Jun. 30, 2023	$ 63,842	$ 30	$ 3,315,378	$ (3,251,566)	$ 63,842
Beginning balance (in shares) at Jun. 30, 2023		29,547,000
Net income (loss)	(926)			(1,388)	(1,388)	$ 462
Issuance of common stock related to vesting of restricted stock (in shares)		947,000
Issuance of interests in Consolidated Funds	7,250					7,250
Distributions from Consolidated Funds	(231)					(231)
Stock repurchases	(2,104)		(2,104)		(2,104)
Stock-based compensation	2,364		2,364		2,364
Ending balance at Jun. 30, 2024	$ 70,195	$ 30	3,315,638	(3,252,954)	62,714	7,481
Ending balance (in shares) at Jun. 30, 2024	30,494,448	30,494,000
Net income (loss)	$ 15,550			12,891	12,891	2,659
Issuance of common stock related to vesting of restricted stock (in shares)		1,116,000
Contributions to Consolidated Funds	750					750
Distributions from Consolidated Funds	(542)					(542)
Stock repurchases	(7,239)	$ (5)	(7,234)		(7,239)
Stock repurchases (in shares)		(5,057,000)
Stock-based compensation	1,952		1,952		1,952
Ending balance at Jun. 30, 2025	$ 80,666	$ 25	$ 3,310,356	$ (3,240,063)	$ 70,318	$ 10,348
Ending balance (in shares) at Jun. 30, 2025	26,552,948	26,553,000